Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Operating Leased Assets [Line Items]
Rent expenses for cancelable and non-cancelable leases	$ 173,797	$ 157,523	$ 142,032
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	10 years